INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Income taxes benefit (expense) at statutory rate	34.00%	35.00%	35.00%
State income tax, net of federal benefit	(4.70%)	(2.20%)	(0.50%)
Permanent Differences
Gain/loss or revaluation of derivative warrant liability	10.20%	(6.20%)	3.10%
Stock-based compensation expense	(2.60%)	(6.20%)	(1.40%)
Stock issues for services	0.00%	(1.60%)	(8.60%)
Loss on extinguishment of debt	0.00%	0.00%	1.60%
Other	(2.20%)	0.00%	(3.50%)
R&D credits	0.00%	(0.60%)	2.50%
Change in valuation allowance	(34.70%)	(21.50%)	(28.20%)
Income taxes rate differences	0.00%	0.00%	0.00%